Capitalization and Management Incentive Units - Class B Units (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Preferred Units [Line Items]
Number of tranches of units	5,647,438
Number of units unvested	60,000	950,000	1,125,000	500,000
Class B Preferred Units [Member]
Preferred Units [Line Items]
Units authorized	19,701,492	19,701,492	19,701,492	19,701,492
Units outstanding		19,701,492	19,701,492	19,701,492
Number of units vested	19,701,492	19,701,492
Class B-1 Preferred Units
Preferred Units [Line Items]
Number of tranches of units	10,000,000	10,000,000
Vesting percentage	20.00%	20.00%
Number of units vested	8,000,000	6,000,000	4,000,000	2,000,000
Number of units unvested	2,000,000	4,000,000
Class B-2 Preferred Units
Preferred Units [Line Items]
Number of tranches of units	4,054,054	4,054,054
Vesting percentage	1.00%	100.00%
Minimum EBITDA for vesting of 100% units | $	$ 20	$ 20
Minimum net proceeds distributable among the Members for vesting of 100% units | $	$ 200	$ 200
Class B-3 Preferred Units
Preferred Units [Line Items]
Number of tranches of units		5,647,438
Vesting percentage	1.00%	100.00%
Minimum EBITDA for vesting of 100% units | $	$ 30	$ 30
Minimum net proceeds distributable among the Members for vesting of 100% units | $	$ 300	$ 300